Income Taxes (Details Narrative) (10-Q) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Deferred tax assets, net	$ 171,000,000		$ 0	$ 0
Increase (decrease) deferred tax assets	$ 76,000,000
Effective income tax rate	33.90%	1.30%	0.00%	0.00%
Interest and penalties included in unrecognized tax positions	$ 17,000,000		$ 15,000,000	$ 100,000,000	$ 100,000,000
Unrecognized tax benefits that would impact effective tax rate	$ 10,000,000
No material change in balance of uncertain tax position, expected term	12 months